UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature,Place and Date of Signing

/s/ Paul C. Gannon             Boston, Massachusetts       February 13, 2004
----------------------         ---------------------       -----------------


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $166,047 (thousands)


List of Other Included Managers:
NONE

                                                            FORM 13F

                                                       INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ --------   ------ --------
ALLEGHENY ENERGY INC           COM              017361106    34366  3760000 SH       SOLE                  3760000
ARENA PHARMACEUTICALS INC      COM              040047102     9000  1250000 SH       SOLE                  1250000
BANK UTD CORP LITIGATN CONT    RIGHT 99/99/9999 065416117       92  1847500 SH       SOLE                  1847500
CATALYTICA ENERGY SYS INC      COM              148884109     7942  2443815 SH       SOLE                  2443815
CITIBANK WEST FSB SAN FRAN C   CONT LITIG REC   17306J202     1689  1941200 SH       SOLE                  1941200
CITIGROUP INC                  *W EXP 99/99/999 172967127     4652  4307621 SH       SOLE                  4307621
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     2205 13783218 SH       SOLE                 13783218
HUTTIG BLDG PRODS INC          COM              448451104     4755  1754600 SH       SOLE                  1754600
NATUS MEDICAL INC DEL          COM              639050103     4489   997500 SH       SOLE                   997500
OCTEL CORP                     COM              675727101     6875   395100 SH       SOLE                   395100
OMNOVA SOLUTIONS INC           COM              682129101    14170  4037060 SH       SOLE                  4037060
PARAMETRIC TECHNOLOGY CORP     COM              699173100    14805  4700000 SH       SOLE                  4700000
POLYONE CORP                   COM              73179P106     9151  2328600 SH       SOLE                  2328600
RADVISION LTD                  ORD              M81869105    28215  3399375 SH       SOLE                  3399375
RYERSON TULL INC NEW           COM              78375P107     7758   994600 SH       SOLE                   994600
SELECTICA INC                  COM              816288104     5819  1225000 SH       SOLE                  1225000
SOUTHERN BANC INC              COM              842233108      336    20500 SH       SOLE                    20500
UGC EUROPE INC                 COM              90268P102     3736    71260 SH       SOLE                    71260
UNITEDGLOBALCOM                CL A             913247508     5992   980700 SH       SOLE                   980700
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